FAIR VALUE MEASUREMENTS: AFS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available for Sale:
Amortized Cost	$ 131,868	$ 118,562
Fair Value	131,347	118,647
Unrealized Gains	7	134
Unrealized Losses	(528)	(49)
Municipal bonds
Available for Sale:
Amortized Cost	51,797	75,488
Fair Value	51,804	75,622
Unrealized Gains	7	134
Corporate bonds
Available for Sale:
Amortized Cost	72,587	37,258
Fair Value	72,075	37,214
Unrealized Losses	(512)	(44)
Government securities
Available for Sale:
Amortized Cost	2,450
Fair Value	2,446
Unrealized Losses	(4)
Certificates of deposit
Available for Sale:
Amortized Cost	5,014	5,796
Fair Value	5,007	5,794
Unrealized Losses	(7)	(2)
Mutual funds
Available for Sale:
Amortized Cost	20	20
Fair Value	15	17
Unrealized Losses	$ (5)	$ (3)